Investment In Joint Ventures And Associates_Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Kumho Tire Co Inc
Equity method investment summarized financial information [Line Items]
Assets		₩ 5,105,107,000,000
Liabilities		3,928,327,000,000
Operating revenue		2,136,569,000,000
Net income(loss)		(61,748,000,000)
Woori Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	₩ 5,066,000,000	4,982,000,000
Liabilities	1,886,000,000	1,780,000,000
Operating revenue	15,803,000,000	14,887,000,000
Net income(loss)	819,000,000	1,003,000,000
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	88,797,000,000	75,504,000,000
Liabilities	22,788,000,000	19,323,000,000
Operating revenue	78,018,000,000	68,750,000,000
Net income(loss)	9,901,000,000	3,580,000,000
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	35,155,000,000	33,915,000,000
Liabilities	12,114,000,000	10,461,000,000
Operating revenue	60,706,000,000	55,610,000,000
Net income(loss)	17,000,000	1,071,000,000
Chin Hung International Inc.
Equity method investment summarized financial information [Line Items]
Assets	412,205,000,000	341,284,000,000
Liabilities	332,268,000,000	259,454,000,000
Operating revenue	606,192,000,000	513,285,000,000
Net income(loss)	6,402,000,000	28,698,000,000
Poonglim Industrial Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		241,063,000,000
Liabilities		309,925,000,000
Operating revenue		107,360,000,000
Net income(loss)		(29,812,000,000)
STX Corporation
Equity method investment summarized financial information [Line Items]
Assets		595,348,000,000
Liabilities		543,458,000,000
Operating revenue		1,371,272,000,000
Net income(loss)		342,869,000,000
Saman Corporation
Equity method investment summarized financial information [Line Items]
Assets	97,720,000,000	98,435,000,000
Liabilities	69,915,000,000	69,929,000,000
Operating revenue	75,825,000,000	76,135,000,000
Net income(loss)	(869,000,000)	(6,096,000,000)
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	109,167,000,000	120,133,000,000
Liabilities	440,000,000	485,000,000
Operating revenue	5,943,000,000	1,024,000,000
Net income(loss)	4,117,000,000	(3,199,000,000)
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets	73,231,000,000	32,815,000,000
Liabilities	12,000,000	380,000,000
Operating revenue	16,000,000	6,000,000
Net income(loss)	(1,510,000,000)	(1,515,000,000)
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	2,024,856,000,000	1,244,270,000,000
Liabilities	1,807,502,000,000	1,001,121,000,000
Operating revenue	60,039,000,000	19,231,000,000
Net income(loss)	(69,256,000,000)	(74,403,000,000)
Smart Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	14,502,000,000	14,711,000,000
Liabilities	51,000,000	51,000,000
Operating revenue	1,000,000	1,000,000
Net income(loss)	(209,000,000)	(340,000,000)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	10,805,000,000	11,830,000,000
Liabilities	5,000,000	2,000,000
Operating revenue	1,663,000,000	16,000,000
Net income(loss)	(299,000,000)	(172,000,000)
Well to Sea no.3 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	5,968,591,000,000	5,068,424,000,000
Liabilities	5,395,307,000,000	4,534,957,000,000
Operating revenue	429,742,000,000	131,488,000,000
Net income(loss)	39,711,000,000	162,743,000,000
Partner One Value Up Ist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	42,776,000,000
Liabilities	0
Operating revenue	326,000,000
Net income(loss)	(224,000,000)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets	21,200,000,000
Liabilities	757,000,000
Operating revenue	390,000,000
Net income(loss)	(1,268,000,000)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	12,014,000,000
Liabilities	105,000,000
Operating revenue	3,000,000
Net income(loss)	(191,000,000)
Nomura-Rifa Private Real Estate Investment Trust No.17
Equity method investment summarized financial information [Line Items]
Assets	20,197,000,000	20,265,000,000
Liabilities	16,178,000,000	16,507,000,000
Operating revenue	10,000,000	62,000,000
Net income(loss)	(228,000,000)	₩ (242,000,000)
Uri Hanhwa Eureka Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	42,332,000,000
Liabilities	181,000,000
Operating revenue	1,000,000
Net income(loss)	₩ (1,349,000,000)